Long-term debt - Narrative (Details) $ in Millions						12 Months Ended
	Oct. 30, 2017 CAD ($)	Oct. 09, 2017 CAD ($)	May 12, 2017 CAD ($)	Sep. 16, 2016 CAD ($)	Mar. 31, 2016 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)	Mar. 07, 2018 CAD ($)	Sep. 29, 2017 CAD ($)	Feb. 27, 2017 CAD ($)	Aug. 12, 2016 CAD ($)	Feb. 29, 2016 CAD ($)	Jan. 11, 2016 CAD ($)
Disclosure of detailed information about borrowings [line items]
Repayments of long-term debt						$ 2,653,000,000		$ 2,516,000,000
Early debt redemption costs						(20,000,000)		$ (11,000,000)
Series M-35 Medium-Term Notes
Disclosure of detailed information about borrowings [line items]
Principal amount redeemed			$ 350,000,000
Borrowing costs recognised as expense			$ 4,000,000
Series M-44 Medium-Term Notes
Disclosure of detailed information about borrowings [line items]
Principal amount											$ 1,000,000,000
Series M-45 Medium-Term Notes
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)											4.45%
Principal amount											$ 500,000,000
Series M-22 Medium-Term Notes
Disclosure of detailed information about borrowings [line items]
Principal amount redeemed	$ 1,000,000,000
Borrowing costs recognised as expense	$ 11,000,000
Series M-40 Medium-Term Notes
Disclosure of detailed information about borrowings [line items]
Principal amount										$ 700,000,000
Series M-46 Medium-Term Notes
Disclosure of detailed information about borrowings [line items]
Principal amount										$ 800,000,000
Series M-36 Medium-Term Notes
Disclosure of detailed information about borrowings [line items]
Principal amount redeemed		$ 300,000,000
Borrowing costs recognised as expense		$ 5,000,000
Hedge on M-18
Disclosure of detailed information about borrowings [line items]
Principal amount redeemed				$ 700,000,000
Series M-42 Medium-Term Notes
Disclosure of detailed information about borrowings [line items]
Principal amount												$ 850,000,000
Series M-43 Medium-Term Notes
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)												2.90%
Principal amount												$ 650,000,000
Series M-32 Medium-Term Notes
Disclosure of detailed information about borrowings [line items]
Principal amount redeemed					$ 500,000,000
Early debt redemption costs					$ 11,000,000
Series M-41 Medium-Term Notes
Disclosure of detailed information about borrowings [line items]
Principal amount													$ 750,000,000
Series M-19 Medium-Term Notes
Disclosure of detailed information about borrowings [line items]
Principal amount														$ 200,000,000
Series M-23 Medium-Term Notes
Disclosure of detailed information about borrowings [line items]
Principal amount														$ 500,000,000
Fixed interest rate | Series M-35 Medium-Term Notes
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)			4.37%
Fixed interest rate | Series M-44 Medium-Term Notes
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)											2.70%
Fixed interest rate | Series M-22 Medium-Term Notes
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	4.40%
Fixed interest rate | Series M-40 Medium-Term Notes
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)										3.00%
Fixed interest rate | Series M-46 Medium-Term Notes
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)										3.60%
Fixed interest rate | Series M-36 Medium-Term Notes
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)		4.88%
Fixed interest rate | Hedge on M-18
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)				5.00%
Fixed interest rate | Series M-42 Medium-Term Notes
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)												2.00%
Fixed interest rate | Series M-32 Medium-Term Notes
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)					5.41%
Fixed interest rate | Series M-41 Medium-Term Notes
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)													3.55%
Fixed interest rate | Series M-19 Medium-Term Notes
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)														4.64%
Fixed interest rate | Series M-23 Medium-Term Notes
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)														3.65%
Gross carrying amount | Unsecured committed term credit facility
Disclosure of detailed information about borrowings [line items]
Repayments of long-term debt						$ 480,000,000	$ 357
Entering into significant commitments or contingent liabilities | Series M-47 Medium-Term Notes
Disclosure of detailed information about borrowings [line items]
Principal amount									$ 500,000,000
Entering into significant commitments or contingent liabilities | Series M-33 Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Principal amount									$ 300,000,000
Entering into significant commitments or contingent liabilities | Fixed interest rate | Series M-47 Medium-Term Notes
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)									3.35%
Entering into significant commitments or contingent liabilities | Fixed interest rate | Series M-33 Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)									5.52%